Advances to Suppliers, Net	6 Months Ended
Dec. 31, 2025
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 4 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)
Advances for products and services purchasing from third parties	$8,803,639	$5,699,738
Less: allowance for expected credit loss	(1,427,202)	—
Advances to suppliers, net	$7,376,437	$5,699,738

*	As the Company discontinued the expansion of its overseas user acquisition and traffic investment business, the advances previously paid to overseas traffic suppliers are no longer expected to be recoverable. Accordingly, the Company has recognized an allowance for doubtful accounts related to such advances.